BUSINESS COMBINATION - PRO FORMA ADJUSTMENTS (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment
Amortization of intangible assets									$ 79,426	$ 139,952	$ 57,926
Revenue	$ 811,162	$ 764,102	$ 745,439	$ 819,179	$ 848,728	$ 838,561	$ 771,132	$ 772,512	$ 3,139,882	3,230,933	3,109,547
Acquisition-related Costs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment
Amortization of intangible assets										$ 1,400	14,600
Revenue											$ (5,100)